SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PRESENT VALUE OF FUTURE PROFITS (DETAILS)	1 Months Ended
Sep. 30, 2003
Present Value of Future Insurance Profits [Abstract]
Discount Rate Used To Determine Present Value of Future Insurance Profits	12.00%